JPMorgan Value Advantage Fund Expense Example - R2 R3 R4 R5 R6 Shares [Member] - JPMorgan Value Advantage Fund	Jun. 30, 2025 USD ($)
Class R2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 127
Expense Example, with Redemption, 3 Years	433
Expense Example, with Redemption, 5 Years	760
Expense Example, with Redemption, 10 Years	1,687
Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	353
Expense Example, with Redemption, 5 Years	623
Expense Example, with Redemption, 10 Years	1,395
Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	263
Expense Example, with Redemption, 5 Years	466
Expense Example, with Redemption, 10 Years	1,051
Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	214
Expense Example, with Redemption, 5 Years	380
Expense Example, with Redemption, 10 Years	861
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	182
Expense Example, with Redemption, 5 Years	325
Expense Example, with Redemption, 10 Years	$ 740